UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

12/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace – 2.1%
Goodrich Corp.	44,806	$3,946,064
Moog, Inc., “A” (a)	159,370	6,342,926
Precision Castparts Corp.	49,465	6,886,023

		$17,175,013

Airlines – 0.7%
Southwest Airlines Co.	165,656	$2,150,215
United Continental Holdings, Inc. (a)	141,390	3,367,910

		$5,518,125

Apparel Manufacturers – 0.6%
Hanesbrands, Inc. (a)	174,728	$4,438,091

Automotive – 1.9%
Harley-Davidson, Inc.	127,482	$4,419,801
Johnson Controls, Inc.	101,837	3,890,173
Lear Corp. (a)	72,215	7,128,343

		$15,438,317

Broadcasting – 1.5%
CBS Corp., “B”	283,049	$5,392,083
Interpublic Group of Cos., Inc. (a)	596,809	6,338,112

		$11,730,195

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	96,009	$9,526,013
GFI Group, Inc.	843,297	3,955,063
LPL Investment Holdings, Inc. (a)	94,944	3,453,113
NASDAQ OMX Group, Inc. (a)	105,939	2,511,814
TD AMERITRADE Holding Corp.	339,093	6,439,376

		$25,885,379

Business Services – 0.6%
Dun & Bradstreet Corp.	63,787	$5,236,275

Cable TV – 0.4%
Dish Network Corp., “A” (a)	172,129	$3,384,056

Chemicals – 2.4%
Celanese Corp.	267,260	$11,003,094
LyondellBasell Industries N.V., “A” (a)	85,600	2,944,640
PPG Industries, Inc.	69,163	5,814,533

		$19,762,267

Computer Software – 1.5%
Check Point Software Technologies Ltd. (a)	72,396	$3,349,039
MicroStrategy, Inc., “A” (a)	42,025	3,591,877
Parametric Technology Corp. (a)	138,553	3,121,599
Symantec Corp. (a)	141,797	2,373,682

		$12,436,197

Computer Software - Systems – 0.8%
Xerox Corp.	587,222	$6,764,797

Construction – 4.9%
NVR, Inc. (a)	20,210	$13,965,514
Owens Corning (a)	209,341	6,520,972
Sherwin-Williams Co.	98,898	8,282,708
Stanley Black & Decker, Inc.	158,329	10,587,460

		$39,356,654

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.3%
Avon Products, Inc.	192,805	$5,602,913
Energizer Holdings, Inc. (a)	112,064	8,169,466
International Flavors & Fragrances, Inc.	72,867	4,050,677
Newell Rubbermaid, Inc.	488,432	8,879,694

		$26,702,750

Consumer Services – 0.5%
H&R Block, Inc.	337,102	$4,014,885

Containers – 1.0%
Crown Holdings, Inc. (a)	124,851	$4,167,526
Owens-Illinois, Inc. (a)	117,252	3,599,636

		$7,767,162

Electrical Equipment – 0.4%
Sensata Technologies Holding B.V. (a)	106,290	$3,200,392

Electronics – 1.5%
Advanced Micro Devices, Inc. (a)	259,075	$2,119,234
Microchip Technology, Inc.	177,337	6,066,699
National Semiconductor Corp.	137,727	1,895,124
Teradyne, Inc. (a)	122,086	1,714,087

		$11,795,144

Energy - Independent – 7.7%
CONSOL Energy, Inc.	94,596	$4,610,609
CVR Energy, Inc. (a)	217,726	3,305,081
Denbury Resources, Inc. (a)	81,212	1,550,337
EQT Corp.	145,634	6,530,228
Frontier Oil Corp. (a)	160,395	2,888,714
MEG Energy Corp. (a)	56,500	2,584,919
Newfield Exploration Co. (a)	112,383	8,103,938
Noble Energy, Inc.	93,409	8,040,647
Plains Exploration & Production Co. (a)	185,242	5,953,678
QEP Resources, Inc.	322,084	11,694,870
Targa Resources Corp. (a)	117,841	3,159,317
Ultra Petroleum Corp. (a)	85,100	4,065,227

		$62,487,565

Engineering - Construction – 1.0%
Fluor Corp.	124,866	$8,273,621

Food & Beverages – 4.2%
Bunge Ltd.	110,240	$7,222,925
Dr Pepper Snapple Group, Inc.	106,024	3,727,804
J.M. Smucker Co.	148,228	9,731,168
McCormick & Co., Inc.	67,594	3,145,149
Mead Johnson Nutrition Co., “A”	75,739	4,714,753
Ralcorp Holdings, Inc. (a)	85,827	5,579,613

		$34,121,412

Gaming & Lodging – 1.5%
Ameristar Casinos, Inc.	238,051	$3,720,737
International Game Technology	138,795	2,455,284
Penn National Gaming, Inc. (a)	54,591	1,918,874
Royal Caribbean Cruises Ltd. (a)	87,257	4,101,079

		$12,195,974

General Merchandise – 0.5%
Dollar General Corp. (a)	129,174	$3,961,767

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 9.6%
Aflac, Inc.	103,481	$5,839,433
Allied World Assurance Co.	210,572	12,516,400
Aon Corp.	252,679	11,625,761
Aspen Insurance Holdings Ltd.	370,711	10,609,749
Employers Holdings, Inc.	482,194	8,428,751
Endurance Specialty Holdings Ltd.	113,115	5,211,208
Genworth Financial, Inc. (a)	373,623	4,909,406
Prudential Financial, Inc.	159,061	9,338,471
Symetra Financial Corp.	383,589	5,255,169
Unum Group	146,741	3,554,067

		$77,288,415

Leisure & Toys – 2.8%
Electronic Arts, Inc. (a)	180,289	$2,953,134
Hasbro, Inc.	194,682	9,185,097
THQ, Inc. (a)	1,292,148	7,830,417
Whistler Blackcomb Holdings, Inc. (a)	84,800	1,036,226
Whistler Blackcomb Holdings, Inc. (a)(z)	106,850	1,305,670

		$22,310,544

Machinery & Tools – 1.2%
Eaton Corp.	50,120	$5,087,681
Kennametal, Inc.	112,894	4,454,797

		$9,542,478

Medical & Health Technology & Services – 2.3%
Cerner Corp. (a)	22,178	$2,101,144
Hanger Orthopedic Group, Inc. (a)	147,627	3,128,216
LifePoint Hospitals, Inc. (a)	125,209	4,601,431
Lincare Holdings, Inc.	94,026	2,522,718
Patterson Cos., Inc.	106,574	3,264,362
VCA Antech, Inc. (a)	138,339	3,221,915

		$18,839,786

Medical Equipment – 3.4%
C.R. Bard, Inc.	16,547	$1,518,518
Covidien PLC	127,810	5,835,805
DENTSPLY International, Inc.	155,624	5,317,672
Orthofix International N.V. (a)	147,964	4,290,956
PerkinElmer, Inc.	266,819	6,889,267
Waters Corp. (a)	49,717	3,863,508

		$27,715,726

Metals & Mining – 1.1%
Cliffs Natural Resources, Inc.	74,054	$5,776,952
Steel Dynamics, Inc.	182,743	3,344,197

		$9,121,149

Natural Gas - Distribution – 2.3%
AGL Resources, Inc.	54,340	$1,948,089
MDU Resources Group, Inc.	120,300	2,438,481
NorthWestern Corp.	125,198	3,609,458
Questar Corp.	414,042	7,208,471
Spectra Energy Corp.	129,966	3,247,850

		$18,452,349

Network & Telecom – 0.5%
Tellabs, Inc.	650,510	$4,410,458

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.9%
Cameron International Corp. (a)	62,644	$3,177,930
Dresser-Rand Group, Inc. (a)	117,695	5,012,630
Ensco International PLC, ADR	131,480	7,018,402

		$15,208,962

Other Banks & Diversified Financials – 7.4%
Associated Banc-Corp.	390,155	$5,910,848
Cathay General Bancorp, Inc.	563,161	9,404,789
CIT Group, Inc. (a)	63,655	2,998,150
Discover Financial Services	476,632	8,831,991
Marshall & Ilsley Corp.	881,239	6,098,174
People’s United Financial, Inc.	431,723	6,048,439
Sterling Bancshares, Inc.	1,116,566	7,838,293
TCF Financial Corp.	344,637	5,104,074
Zions Bancorporation	304,676	7,382,299

		$59,617,057

Railroad & Shipping – 0.6%
Aegean Marine Petroleum Network, Inc.	130,930	$1,365,600
Kansas City Southern Co. (a)	67,741	3,242,084

		$4,607,684

Real Estate – 5.8%
Annaly Mortgage Management, Inc., REIT	357,140	$6,399,949
Entertainment Properties Trust, REIT	236,410	10,933,962
Host Hotels & Resorts, Inc., REIT	349,224	6,240,633
Kilroy Realty Corp., REIT	247,490	9,025,960
Mack-Cali Realty Corp., REIT	181,830	6,011,300
Walter Investment Management Corp., REIT	455,790	8,176,873

		$46,788,677

Restaurants – 1.0%
Brinker International, Inc.	196,342	$4,099,621
Wendy’s/Arby’s Group, Inc., “A”	823,404	3,804,126

		$7,903,747

Specialty Chemicals – 3.7%
Air Products & Chemicals, Inc.	71,332	$6,487,645
Airgas, Inc.	78,958	4,931,717
Cytec Industries, Inc.	79,441	4,215,139
FMC Corp.	101,565	8,114,028
Rockwood Holdings, Inc. (a)	150,120	5,872,694

		$29,621,223

Specialty Stores – 1.3%
Limited Brands, Inc.	201,355	$6,187,639
Sally Beauty Holdings, Inc. (a)	315,099	4,578,388

		$10,766,027

Telephone Services – 2.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	583,900	$1,780,414
Frontier Communications Corp.	623,800	6,069,574
Portugal Telecom, SGPS, S.A.	172,294	1,929,382
Qwest Communications International, Inc.	1,085,698	8,262,162
TDC A/S (a)	279,700	2,429,427

		$20,470,959

Tobacco – 0.6%
Reynolds American, Inc.	147,250	$4,803,295

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.7%
Swift Transportation Co. (a)	119,620	$1,496,446
TNT N.V.	164,901	4,352,055

		$5,848,501

Utilities - Electric Power – 6.1%
AES Corp. (a)	345,759	$4,211,345
Calpine Corp. (a)	125,061	1,668,314
CenterPoint Energy, Inc.	357,526	5,620,309
CMS Energy Corp.	469,809	8,738,447
DTE Energy Co.	79,980	3,624,694
EDP Renovaveis S.A. (a)	277,062	1,605,722
Northeast Utilities	270,194	8,613,785
NRG Energy, Inc. (a)	181,884	3,554,013
NV Energy, Inc.	222,346	3,123,961
OGE Energy Corp.	71,770	3,268,406
Wisconsin Energy Corp.	84,657	4,982,911

		$49,011,907

Total Common Stocks		$783,974,982

Convertible Preferred Stocks – 0.4%
Automotive – 0.4%
General Motors Co., 4.75%	63,280	$3,424,081

Convertible Bonds – 0.4%
Telephone Services – 0.4%
Virgin Media, Inc., 6.5%, 2016	$1,980,000	$3,276,900

Money Market Funds (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	15,962,277	$15,962,277

Total Investments		$806,638,240

Other Assets, Less Liabilities – 0.2%		1,585,147

Net Assets – 100.0%		$808,223,387

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
Whistler Blackcomb Holdings, Inc.	11/02/10	$1,270,071	$1,305,670
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$755,697,568	$—	$—	$755,697,568
Netherlands	7,296,695	—	—	7,296,695
United Kingdom	7,018,402	—	—	7,018,402
Israel	5,129,453	—	—	5,129,453
Canada	3,621,145	1,305,670	—	4,926,815
Portugal	3,535,103	—	—	3,535,103
Denmark	2,429,427	—	—	2,429,427
Greece	1,365,600	—	—	1,365,600
Corporate Bonds	—	3,276,900	—	3,276,900
Mutual Funds	15,962,277	—	—	15,962,277

Total Investments	$802,055,670	$4,582,570	$—	$806,638,240

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$616,823,705

Gross unrealized appreciation	$197,489,959
Gross unrealized depreciation	(7,675,424)

Net unrealized appreciation (depreciation)	$189,814,535

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,620,339	46,723,931	(40,381,993)	15,962,277

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,091	$15,962,277

MFS® Blended Research® Core Equity Fund

12/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 3.5%
Lockheed Martin Corp.	3,322	$232,239
Northrop Grumman Corp.	4,719	305,697
United Technologies Corp.	3,790	298,349

		$836,285

Airlines – 0.2%
United Continental Holdings, Inc. (a)	2,500	$59,550

Automotive – 2.3%
Ford Motor Co. (a)	11,910	$199,969
Johnson Controls, Inc.	9,450	360,990

		$560,959

Biotechnology – 1.3%
Amgen, Inc. (a)	5,890	$323,361

Broadcasting – 1.2%
CBS Corp., “B”	15,870	$302,324

Brokerage & Asset Managers – 0.9%
NASDAQ OMX Group, Inc. (a)	8,875	$210,426

Business Services – 0.6%
Dun & Bradstreet Corp.	1,770	$145,299

Cable TV – 1.3%
DIRECTV, “A” (a)	7,600	$303,468

Chemicals – 3.6%
3M Co.	2,740	$236,462
Celanese Corp.	5,080	209,144
E.I. du Pont de Nemours & Co.	6,820	340,182
PPG Industries, Inc.	900	75,663

		$861,451

Computer Software – 5.1%
Intuit, Inc. (a)	5,410	$266,713
Microsoft Corp.	8,682	242,401
Oracle Corp.	15,774	493,726
VeriSign, Inc.	7,320	239,144

		$1,241,984

Computer Software - Systems – 5.2%
Apple, Inc. (a)	2,678	$863,816
Hewlett-Packard Co.	1,890	79,569
International Business Machines Corp.	1,261	185,064
Lexmark International, Inc., “A” (a)	3,730	129,879

		$1,258,328

Construction – 0.7%
Owens Corning (a)	5,560	$173,194

Consumer Products – 2.7%
Energizer Holdings, Inc. (a)	2,650	$193,185
Procter & Gamble Co.	7,221	464,527

		$657,712

Electrical Equipment – 1.0%
General Electric Co.	13,524	$247,354

Electronics – 1.9%
Intel Corp.	22,097	$464,700

1

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 9.7%
Chevron Corp.	6,979	$636,834
ConocoPhillips	2,890	196,809
Exxon Mobil Corp.	14,159	1,035,306
Hess Corp.	4,280	327,591
Marathon Oil Corp.	4,360	161,451

		$2,357,991

Food & Beverages – 4.7%
Bunge Ltd.	3,090	$202,457
Coca-Cola Co.	870	57,220
Dr Pepper Snapple Group, Inc.	6,780	238,385
General Mills, Inc.	7,880	280,449
PepsiCo, Inc.	4,455	291,045
Tyson Foods, Inc., “A”	3,490	60,098

		$1,129,654

Food & Drug Stores – 2.3%
Kroger Co.	11,550	$258,258
Walgreen Co.	7,970	310,511

		$568,769

Gaming & Lodging – 1.6%
Las Vegas Sands Corp. (a)	4,250	$195,288
Royal Caribbean Cruises Ltd. (a)	3,930	184,710

		$379,998

General Merchandise – 1.2%
Macy’s, Inc.	11,280	$285,384

Health Maintenance Organizations – 1.9%
Aetna, Inc.	6,890	$210,214
WellPoint, Inc. (a)	4,590	260,987

		$471,201

Insurance – 5.0%
Aflac, Inc.	5,360	$302,465
Allied World Assurance Co.	2,360	140,278
Berkshire Hathaway, Inc., “B” (a)	770	61,685
Chubb Corp.	1,320	78,725
Prudential Financial, Inc.	5,460	320,557
Travelers Cos., Inc.	5,325	296,656

		$1,200,366

Internet – 2.2%
Google, Inc., “A” (a)	898	$533,385

Machinery & Tools – 1.1%
Cummins, Inc.	2,370	$260,724

Major Banks – 6.0%
Bank of America Corp.	41,596	$554,891
Bank of New York Mellon Corp.	5,870	177,274
Goldman Sachs Group, Inc.	1,381	232,229
JPMorgan Chase & Co.	9,573	406,087
Wells Fargo & Co.	2,690	83,363

		$1,453,844

Medical & Health Technology & Services – 1.3%
McKesson Corp.	4,300	$302,634

2

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.9%
Medtronic, Inc.	8,580	$318,232
Thermo Fisher Scientific, Inc. (a)	2,660	147,258

		$465,490

Metals & Mining – 0.7%
Cliffs Natural Resources, Inc.	2,220	$173,182

Natural Gas - Distribution – 0.6%
NiSource, Inc.	8,370	$147,479

Network & Telecom – 2.2%
Cisco Systems, Inc. (a)	5,900	$119,357
F5 Networks, Inc. (a)	1,530	199,145
Polycom, Inc. (a)	5,300	206,594

		$525,096

Oil Services – 1.6%
Halliburton Co.	4,860	$198,434
National Oilwell Varco, Inc.	2,960	199,060

		$397,494

Other Banks & Diversified Financials – 3.9%
American Express Co.	7,940	$340,785
Citigroup, Inc. (a)	69,650	329,445
MasterCard, Inc., “A”	1,170	262,209

		$932,439

Pharmaceuticals – 4.7%
Abbott Laboratories	8,210	$393,341
Johnson & Johnson	5,605	346,669
Pfizer, Inc.	22,430	392,749

		$1,132,759

Pollution Control – 0.8%
Republic Services, Inc.	6,790	$202,749

Railroad & Shipping – 0.7%
Union Pacific Corp.	1,840	$170,494

Real Estate – 0.8%
Annaly Mortgage Management, Inc., REIT	10,410	$186,547

Restaurants – 1.4%
Darden Restaurants, Inc.	5,090	$236,380
McDonald’s Corp.	1,280	98,253

		$334,633

Specialty Stores – 2.0%
Best Buy Co., Inc.	5,200	$178,308
Limited Brands, Inc.	10,330	317,441

		$495,749

Telephone Services – 2.9%
AT&T, Inc.	13,034	$382,939
Qwest Communications International, Inc.	42,330	322,131

		$705,070

Tobacco – 2.2%
Altria Group, Inc.	12,132	$298,690
Philip Morris International, Inc.	4,020	235,291

		$533,981

3

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 12/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.3%
United Parcel Service, Inc., “B”	4,480	$325,158

Utilities - Electric Power – 2.3%
Entergy Corp.	2,280	$161,492
PG&E Corp.	5,270	252,117
Public Service Enterprise Group, Inc.	4,490	142,827

		$556,436

Total Common Stocks		$23,875,101

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.18%, at Net Asset Value	287,275	$287,275

Total Investments		$24,162,376

Other Assets, Less Liabilities – 0.3%		70,588

Net Assets – 100.0%		$24,232,964

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 12/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$23,875,101	$—	$—	$23,875,101
Mutual Funds	287,275	—	—	287,275

Total Investments	$24,162,376	$—	$—	$24,162,376

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$21,125,089

Gross unrealized appreciation	$3,273,420
Gross unrealized depreciation	(236,133)

Net unrealized appreciation (depreciation)	$3,037,287

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 12/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	148,723	1,925,844	(1,787,292)	287,275

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$117	$287,275

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: February 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: February 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2011

*	Print name and title of each signing officer under his or her signature.